Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies
The Company has contingent liabilities related to legal and tax proceedings and other matters arising in the ordinary course of business. Although it is reasonably possible the Company may incur losses upon conclusion of such matters, an estimate of any loss or range of loss cannot be made. In the opinion of management, it is expected that the amounts, if any, which may be required to satisfy such contingencies will not be material in relation to the accompanying condensed consolidated financial statements.
Network and information systems, including the internet and telecommunication systems, third party delivery services and other technologies are critical to our business activities. Substantially all our customer orders, fulfillment and delivery services are dependent upon the use of network and information systems, including the use of third party telecommunication and delivery service providers. If information systems including the internet or telecommunication services are disrupted, or if the third party delivery services experience a disruption in their transportation delivery services, we could face a significant disruption in fulfilling our customer orders and shipment of our products. We have active disaster recovery programs in place to help mitigate risks associated with these critical business activities.

(14) Commitments and Contingencies
The Company has contingent liabilities related to legal and tax proceedings and other matters arising in the ordinary course of business. Although it is reasonably possible the Company may incur losses upon conclusion of such matters, an estimate of any loss or range of loss cannot be made. In the opinion of management, it is expected that the amounts, if any, which may be required to satisfy such contingencies will not be material in relation to the accompanying consolidated financial statements.
Network and information systems, including the internet and telecommunication systems, third party delivery services and other technologies are critical to our business activities. Substantially all our customer orders, fulfillment and delivery services are dependent upon the use of network and information systems, including the use of third party telecommunication and delivery service providers. If information systems including the internet or telecommunication services are disrupted, or if the third party delivery services experience a disruption in their transportation delivery services, we could face a significant disruption in fulfilling our customer orders and shipment of our products. We have active disaster recovery programs in place to help mitigate risks associated with these critical business activities.